Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Long-Term Liabilities
21. OTHER LONG-TERM LIABILITIES

Other long term liabilities consist of:

	December 31, 2024	December 31, 2023
Deferred credit (1)	$23.6	$21.6
Deferred revenue (2)	13.3	13.1
Severance liabilities (3)	57.5	58.5
	$94.4	$93.2
(1)Represents the obligation to deliver future silver production of Navidad pursuant to a silver stream contract.
(2)Represents the obligation to deliver 100% of the future gold production from La Colorada and 5% of the future gold production from La Bolsa, which is in the exploration stage.
(3)Includes $49.6 million (2023 - $50.5 million) of Chilean severances, required by local labour laws, from the Acquisition (Note 8).